Risk Information - Long term borrowing by market (Details) - Liquidity risk	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Sweden
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of liquidity by region	43.00%	38.00%
North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of liquidity by region	15.00%	12.00%
West Europe excl. Sweden
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of liquidity by region	15.00%	33.00%
Asia excl. Japan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of liquidity by region	10.00%	5.00%
Japan
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of liquidity by region	8.00%	7.00%
Middle East/ Africa/Turkey
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of liquidity by region	7.00%	4.00%
Australia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of liquidity by region	2.00%	1.00%